LONG-TERM DEBT - Values of Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Principal value	$ 665,000,000	$ 665,000,000
Less: Unamortized debt issue costs	(7,000,000)	(8,000,000)
Long-term debt	$ 658,000,000	657,000,000
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%
Principal value	$ 315,000,000	315,000,000
Borrowings, interest rate	6.25%
Senior Secured Notes Due June 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%
Principal value	$ 350,000,000	$ 350,000,000
Borrowings, interest rate	5.75%